Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Revenue recognition

	Year Ended December 31,
	2021	2020
Mobility Revenues	$9,907	$4,208
Pay per ride	7,793	3,354
Mobility Subscriptions	1,450	419
Partnerships fees	664	435
Media Revenues	$2,770	—
Commercialization of Media rights (B2B)	1,961	—
Advertising fees	502	—
Live subscriptions (B2C)	307	—
Other Revenues	$156	$210
Total Revenues	$12,834	$4,418

Deferred revenues

Deferred Revenues	December 31, 2019	Additions	2020 Revenues	FX rate Adj	December 31, 2020

Mobility	362	2,001	(2,217)		146
Other	216	—	(205)	(11)	—
Total	$578	$2,001	$(2,422)	$(11)	$146

Deferred Revenues	December 31, 2020	Additions	2021 Revenues	FX rate Adj	December 31, 2021

Mobility	146	4,029	(2,996)	4	1,183
Media	—	402	—	—	402
Total	$146	$4,431	$(2,996)	$4	$1,585